UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	June 30
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Select Dividend Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock

Patriot Select Dividend Trust

Securities owned by the Fund on

March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 40.37%		$92,190,571
(Cost $77,756,753)

Electric Utilities 4.89%		11,166,333

Integrys Energy Group, Inc.	98,643	5,475,673
Pinnacle West Capital Corp.	30,000	1,447,500
Progress Energy, Inc.	84,000	4,236,960
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)	20,000	6,200

Gas Utilities 1.06%		2,429,049

National Fuel Gas Co.	56,150	2,429,049

Integrated Oil & Gas 0.55%		1,258,416

BP Plc, American Depositary Receipt (ADR) (United
Kingdom)	19,435	1,258,416

Integrated Telecommunication Services 2.24%		5,109,359

AT&T, Inc.	97,700	3,852,311
Verizon Communications, Inc.	33,150	1,257,048

Multi-Utilities 30.36%		69,338,713

Alliant Energy Corp.	148,000	6,633,360
Ameren Corp.	85,400	4,295,620
CH Energy Group, Inc.	151,250	7,364,362
Consolidated Edison, Inc.	45,000	2,297,700
Dominion Resources, Inc.	51,000	4,527,270
DTE Energy Co.	155,900	7,467,610
Duke Energy Corp.	53,410	1,083,689
Energy East Corp.	242,000	5,895,120
KeySpan Corp.	183,650	7,557,197
NiSource, Inc.	117,700	2,876,588
NSTAR Electric Co.	188,000	6,602,560
OGE Energy Corp.	96,092	3,728,370
SCANA Corp.	21,700	936,789
TECO Energy, Inc.	176,750	3,041,868
Vectren Corp.	30,000	858,000
Xcel Energy, Inc.	169,000	4,172,610

Oil & Gas Storage & Transportation 1.24%		2,830,540

Kinder Morgan, Inc.	20,000	2,129,000
Spectra Energy Corp.	26,705	701,540

Publishing 0.03%		58,161

Idearc, Inc.	1,657	58,161

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 59.34%			$135,496,487
(Cost $130,331,199)

Agricultural Products 1.51%			3,448,752

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	40,000	3,448,752

Consumer Finance 2.16%			4,945,000

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,945,000

Diversified Financial Services 5.43%			12,412,170

Bank of America Corp., 6.204%, Depositary Shares, Ser D	A	220,000	5,775,000
Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	44,000	2,220,240
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	86,100	4,416,930

Electric Utilities 18.24%			41,641,946

Alabama Power Co., 5.20%	BBB+	240,000	5,796,000
Duquesne Light Co., 6.50%	BB+	107,000	5,403,500
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,534,380
Entergy Mississippi, Inc., 6.25%	BB+	104,000	2,652,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	676,250
Interstate Power & Light Co., 8.375%, Ser B	Baa2	46,000	1,394,375
NSTAR Electric Co., 4.25%	A-	64,157	5,164,639
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,237,500
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,300,500
Public Service Electric & Gas Co., 6.92%	BB+	30,627	3,158,409
Southern California Edison Co., 6.00%, Ser C	BBB-	18,000	1,858,500
Southern California Edison Co., 6.125%	BBB-	35,000	3,577,658
Virginia Electric & Power Co., $6.98	BB+	10,500	1,088,391
Virginia Electric & Power Co., $7.05	BB+	10,000	1,023,125
Wisconsin Public Service Corp., 6.76%	A-	7,500	776,719

Gas Utilities 2.58%			5,883,800

Southern Union Co., 7.55%, Ser A	BB	226,300	5,883,800

Investment Banking & Brokerage 7.17%			16,372,920

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares,
Ser G	BBB+	140,200	7,024,020
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares,
Ser E	BBB+	23,000	1,196,000
Goldman Sachs Group, Inc., 6.20%, Ser B	A	20,000	521,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	125,600	6,311,400
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	13,000	669,500
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3	A	25,000	651,000

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Life & Health Insurance 2.47%				5,637,300

MetLife, Inc., 6.50%, Ser B		BBB	215,000	5,637,300
Multi-Utilities 9.35%				21,349,992

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	40,000	4,155,000
BGE Capital Trust II, 6.20%		BBB-	200,000	4,964,000
PNM Resources, Inc., 6.75%, Conv		BBB-	66,055	3,565,649
PSEG Funding Trust II, 8.75%		BB+	36,300	930,006
SEMPRA Energy, $4.36		BBB+	19,250	1,626,625
SEMPRA Energy, $4.75, Ser 53		BBB+	6,305	586,365
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,522,347
Oil & Gas Exploration & Production 6.39%				14,589,017

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B		BB	20,000	1,916,250
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	48,174	4,853,530
Devon Energy Corp., 6.49%, Ser A		BB+	53,500	5,383,437
Nexen, Inc., 7.35% (Canada)		BB+	95,000	2,435,800
Regional Banks 2.31%				5,271,750

HSBC USA, Inc., $2.8575 (G)		A1	108,000	5,271,750
Specialized Finance 0.23%				526,000

CIT Group, Inc., 6.35%, Ser A		BBB+	20,000	526,000
Thrifts & Mortgage Finance 1.08%				2,461,500

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C		BB+	90,000	2,461,500
Wireless Telecommunication Service 0.42%				956,340

Telephone & Data Systems, Inc., 6.625%		BBB-	39,600	956,340

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value

Short-term investments 0.29%				$662,000
(Cost $661,808)

Consumer Finance 0.29%				662,000

Chevron Texaco Corp., Due 4-2-07	5.220		662	662,000

Total investments (Cost $208,749,760) 100.00%				$228,349,058

John Hancock
Patriot Select Dividend Trust
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $6,200 or 0.00% of the Fund's net assets as of March 31, 2007.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,448,752 or 1.51% of the Fund's total investments as of March 31, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $208,749,760. Gross unrealized appreciation and depreciation of investments aggregated $21,404,793 and $1,805,494, respectively, resulting in net unrealized appreciation of $19,599,299.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: DIV

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007